SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Information of Parent Company
Net income	$ 7,837	$ 2,590	$ 17,901
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	5,846	2,460	5,738
Comprehensive income attributable to Pactera Technology International Ltd.	13,683	5,043	23,639
Parent Company
Condensed Financial Information of Parent Company
Net income	7,837	2,590	17,901
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	5,846	2,453	5,738
Comprehensive income attributable to Pactera Technology International Ltd.	$ 13,683	$ 5,043	$ 23,639